STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity in commodity trading accounts:
Cash (including restricted cash of $2,943,232 for 2013 and $4,091,120 for 2012)	$ 20,375,897	$ 33,587,919
Net unrealized profit on open futures contracts	794,909	278,208
Net unrealized profit on open forwards contracts	158,903	837,916
Cash	342,856	509,723
Other assets	65,023	65,058
TOTAL ASSETS	21,737,588	35,278,824
LIABILITIES:
Net unrealized loss on open futures contracts		253,575
Net unrealized loss on open forwards contracts	69,798	420,644
Brokerage commissions payable	29,935	6,819
Sponsor and Advisory fees payable	32,808	53,881
Redemptions payable	2,969,334	783,795
Other liabilities	242,857	334,759
Total liabilities	3,344,732	1,853,473
MEMBERS' CAPITAL:
Members' Interest (22,892,859 Units and 38,616,741 Units outstanding, unlimited Units authorized)	18,392,856	33,425,351
Total members' capital	18,392,856	33,425,351
TOTAL LIABILITIES AND MEMBERS' CAPITAL	$ 21,737,588	$ 35,278,824